Fair Values of Financial Instruments and Interest Rate Risk - Fair Value Information for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 105,899	$ 89,258
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,030	5,364
Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	105,899	89,258
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	4,014	4,012
Fair Value on a Recurring Basis [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	57,671	36,070
Fair Value on a Recurring Basis [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	25,648	29,773
Fair Value on a Recurring Basis [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	13,536	14,039
Fair Value on a Recurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	4,014	4,012
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	4,014	4,012
Fair Value on a Recurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	101,885	85,246
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	57,671	36,070
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	25,648	29,773
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	13,536	14,039
Fair Value on a Recurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,030	5,364
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 5,030	$ 5,364